                                                [Graphic Omitted]  Tax Free
                                                                   Fund of
                                                                   Vermont


Vermont Fund Advisors, Inc.
128 Merchants Row
Rutland, Vermont 05701
1-800-675-3333



                                                                   SEMIANNUAL
                                                                   REPORT TO
                                                                   SHAREHOLDERS
                                                                   June 30, 1997


[Graphic Omitted]

                                                                   June 30, 1997

To the Shareholders of
Tax Free Fund of Vermont:

During the first six months of 1997, your Fund once again performed among the top state tax free bond funds. During this period, interest rates on tax exempt bonds decreased and municipal bonds accordingly increased in value. The Fund's excellent performance was achieved principally as a result of the management of the Fund to realize substantial gains on pre-refunded bond positions held in the Fund's portfolio. During April, 1997, the Fund sold its largest position, $1.8 million principal amount of Swanton Village Electric Department bonds which had been pre-refunded, and realized a gain of over $100,000 thereon. Your Fund's net asset value, reflecting these circumstances, increased from $9.97 per share at year end 1996 to $10.09 per share on June 30, 1997.

The Fund has maintained both the diversity and the credit quality of the bondholdings in the Fund's investment grade portfolio. As of June 30, 1997, the Fund's portfolio included securities of 21 different tax-exempt issuers. The credit quality of the Fund's portfolio as of June 30, 1997 was as follows:

         RATING                                       PERCENT OF
        CATEGORY                                   PORTFOLIO ASSETS
        --------                                   ----------------
        AAA                                               5.0%
        AA                                                7.4%
        A                                                34.2%
        BBB or equivalent                                53.4%

The Fund paid dividends totalling 21.3 cents per share during the first six months of 1997.

The Tax Free Fund of Vermont offers Vermont residents a no load tax free mutual fund that earns income free of both federal and Vermont income taxes. We encourage you to call us toll-free or visit our office to discuss any aspect of the Fund's management or operation. In addition, your suggestions, comments and advice are always welcomed. Thank you again for your confidence, investment in and support of the Fund.

                                      Yours truly,

                                  /s/ John T. Pearson
                                      John T. Pearson
                                      President

TAX FREE FUND OF VERMONT, INC.

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997
UNAUDITED

MUNICIPAL BONDS (96.8%)                                       MATURITY      PRINCIPAL         MARKET
                                                  RATE          DATE          AMOUNT          VALUE
                                                  ----        --------      ---------         -----
VERMONT (85.3%)
Vermont Educational and
    Health Buildings Agency
    1991 Revenue Bond (FHA Insured)
    (Helen Porter Nursing Home Project) .......  7.1%           02/01/31      $  275,000      $  292,531

Vermont Educational and
    Health Buildings Financing
    Agency 1996 Revenue Bond
    (Middlebury College Project) ..............  6.0            11/01/22         145,000         146,812

Vermont Educational and
    Health Buildings Financing Agency
    1996 Revenue Bond
    (Norwich University Project) ..............  6.0             9/01/13         105,000         108,150

Vermont Educational and
    Health Buildings Financing Agency
    1994 Revenue Bond
    (St. Johnsbury Academy Project) ...........  7.15           04/15/14       1,115,000       1,194,444

Vermont Educational and
    Health Buildings Financing Agency
    1994 Revenue Bond
    (St. Johnsbury Academy Project) ...........  7.375          04/15/24         225,000         243,000

Vermont Educational and
    Health Buildings Financing Agency
    1993 Revenue Bond
    (Champlain College Project) ...............  6.0            10/01/13         260,000         267,475

Vermont Educational and
    Health Buildings Financing Agency
    1994 Revenue Bond
    (Landmark College Project) ................  7.15           11/01/14         500,000         553,125

Vermont Educational and
    Health Buildings Financing Agency
    1996 Revenue Bond
    (Lyndon Institute Project) ................  6.6            12/01/14         335,000         352,168

Vermont Educational and
    Health Buildings Financing Agency
    1996 Revenue Bond
    (Northwestern Medical Center Project) .....  6.25           09/01/18         435,000         438,263

Vermont Housing Finance Agency
    Single Family Mortgage-Backed
    Bond, 1990 Series 2 .......................  7.3            05/01/05         285,000         297,113

Vermont Housing Finance Agency
    Single Family Mortgage-Backed
    Bond, 1989 Series A .......................  7.85           12/01/29         265,000         276,263

Vermont Housing Finance Agency
    Single Family Mortgage-Backed
    Bond, 1988 Series B .......................  8.1%           06/01/22         380,000         395,014

Vermont Housing Finance Agency
    Single Family Mortgage-Backed
    Bond, 1990 Series 1 .......................  8.15           05/01/25         175,000         180,906

Vermont Housing Finance Agency
    Single Family Mortgage-Backed
    Bond, 1992 Series 4 .......................  6.4            11/01/25         660,000         691,350

Vermont Housing Finance Agency
    Multi-Family Mortgage-Backed
    Bond, 1977 Series 1 .......................  6.5            02/15/17          75,000          75,212

Vermont Housing Finance Agency
    Single Family Mortgage-Backed
    Bond, 1994 Series 5 .......................  6.875          11/01/16         100,000         105,750

Champlain Water District,
    Vermont General Obligation
    Bond, Series 1991 .........................  7.125          10/01/06         200,000         231,500

Vermont Student Assistance
    Corporation, 1992 Series B
    Revenue Bond ..............................  6.7            12/15/12         335,000         357,613
                                                                                              ----------
        Total Vermont Bonds ...................                                                6,206,689
                                                                                              ----------
PUERTO RICO (5.9%)

  Puerto Rico Aqueduct & Sewer
    Authority, 1995 Series
    Revenue Bond ..............................  6.25           07/01/13         160,000         174,800

Puerto Rico Public Building
    Authority, 1993 Refunding Series M
    Revenue Bond ..............................  5.75           07/01/15         250,000         251,250
                                                                                              ----------
        Total Puerto Rico Bonds ...............                                                  426,050
                                                                                              ----------
U. S. VIRGIN ISLANDS (5.6%)

U. S. Virgin Islands Public Finance
    Authority, 1992 Series A
    Revenue Bond ..............................  7.25           10/01/18         375,000         408,750
                                                                                              ----------
    Total U. S. Virgin Islands Bonds ..........                                                  408,750
                                                                                              ----------
    Total investments in securities
      (Cost $6,927,485) (96.8%) (1) ...........                                                7,041,489
    Other assets and liabilities, net (3.2%) ..                                                  231,956
                                                                                              ----------
    Net assets (100%) .........................                                               $7,273,445
                                                                                              ==========

(1) The cost of investments for federal income tax purposes amounted to
    $6,927,485. Gross unrealized appreciation and depreciation of investments based on identified tax cost at June 30, 1997 are as follows:
    Gross unrealized appreciation ......................................................      $  133,716
    Gross unrealized depreciation ......................................................         (19,712)
                                                                                              ----------
    Net unrealized appreciation ........................................................      $  114,004
                                                                                              ==========

                         See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
UNAUDITED

ASSETS
------
Investments in securities at market value (identified cost $6,927,485) (Note 1-A) .......         $7,041,489
Cash ....................................................................................             66,468
Interest Receivable .....................................................................             94,743
Due from Adviser ........................................................................              1,327
Prepaid Expenses and Other Assets .......................................................             73,636
                                                                                                  ----------
    TOTAL ASSETS ........................................................................          7,277,663
                                                                                                  ----------
LIABILITIES
-----------
Accrued expenses ........................................................................              4,218
                                                                                                  ----------
    TOTAL LIABILITIES ...................................................................              4,218
                                                                                                  ----------
NET ASSETS
----------
  (Applicable to 721,169 shares outstanding, $.01 par value, 10,000,000 shares
authorized) .............................................................................         $7,273,445
                                                                                                  ==========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
--------------------------------------------------------
    ($7,277,663 / 721,169)                                                                            $10.09
                                                                                                      ======
NET ASSETS
----------
At June 30, 1997, net assets consisted of:
  Paid-in capital .......................................................................         $7,121,522
  Accumulated net realized loss on investments ..........................................            (10,638)
Unrealized appreciation of investments ..................................................            162,561
                                                                                                  ----------
                                                                                                  $7,273,445
                                                                                                  ==========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
UNAUDITED

INVESTMENT INCOME
-----------------
  INCOME
    Interest ............................................................................           $213,739
                                                                                                    --------
  EXPENSES
    Investment advisory fees (Note 4) ...................................................             25,166
    Audit and legal fees ................................................................              5,147
    Insurance ...........................................................................              4,734
    Printing and postage ................................................................              7,844
    Administrative and shareholder services (Note 4) ....................................              4,937
    Custody fees ........................................................................              1,083
    Portfolio pricing costs .............................................................              1,263
    Registration fees ...................................................................                503
    Directors fees and expenses .........................................................              3,639
    Other ...............................................................................                290
                                                                                                    --------
    TOTAL EXPENSES ......................................................................             54,606
                                                                                                    --------
      NET INVESTMENT INCOME .............................................................            159,133
                                                                                                    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
    Net realized gain on investments sold ...............................................              118,058
    Net change in unrealized appreciation ...............................................              (28,297)
                                                                                                      --------
        NET GAIN ON INVESTMENTS .........................................................               89,761
                                                                                                      --------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................             $248,894
                                                                                                      ========

                         See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997
UNAUDITED

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------
  Net investment income ...........................................  $  159,133
  Net realized gain (loss) on investments .........................     118,058
  Net change in unrealized appreciation ...........................     (28,297)
                                                                     ----------
    NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS .................................     248,894

  DISTRIBUTIONS TO SHAREHOLDERS FROM
  ----------------------------------
    Net investment income .........................................    (159,133)

  CAPITAL SHARE TRANSACTIONS (Note 3)
  -----------------------------------
    Decrease in net assets resulting from capital share
      transactions ................................................     (35,073)
                                                                     ----------
      TOTAL INCREASE IN NET ASSETS ................................      54,688

NET ASSETS
----------
  Beginning of period .............................................   7,218,757
                                                                     ----------
  END OF PERIOD ...................................................  $7,273,445
                                                                     ==========

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                   JANUARY 1, 1997   YEAR ENDED
                                                         TO         DECEMBER 31,
                                                    JUNE 30, 1997       1996
                                                   ---------------  ------------
NET ASSET VALUE
---------------
BEGINNING OF PERIOD ...........................        $ 9.97          $ 9.96
  INCOME FROM INVESTMENT OPERATIONS
    Net investment income .....................           .21             .43
    Net gain (loss) on securities (both
realized and unrealized) ......................           .12             .01
                                                        -----          -----
    TOTAL FROM INVESTMENT OPERATIONS ..........           .33             .44
                                                        -----          -----
  LESS DISTRIBUTIONS
    Dividends from net investment income ......          (.21)           (.43)
                                                        -----          -----
  END OF PERIOD ...............................        $10.09          $ 9.97
                                                       ======          ======

TOTAL RETURN ..................................          6.62%(1)        4.56%
------------
RATIOS/SUPPLEMENTAL DATA
------------------------
  NET ASSETS AT END OF PERIOD (000'S) .........        $7,273          $7,219
  RATIO OF EXPENSES TO AVERAGE NET ASSETS .....          1.50%(1)        1.55%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS ........................................          4.36%(1)        4.41%

PORTFOLIO TURNOVER ............................            43%             98%
------------------

(1)Annualized

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
UNAUDITED

(1) Summary of Significant Accounting Policies
    ------------------------------------------
The Tax Free Fund of Vermont, Inc. (the "FUND") was incorporated under the laws of the State of Vermont on May 20, 1991. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund's investment goal is to seek the highest level of current income exempt from Federal and Vermont income taxes for shareholders as is consistent with the prudent investment management of the principal invested by shareholders.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   (A) Security Valuation
       ------------------
   Portfolio securities are valued by an independent pricing service using market quotations, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors.

   (B) Security Transactions and Investment Income
       -------------------------------------------
   Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Bond premiums and discounts are amortized/ accreted as required by the Internal Revenue Code.

   (C) Income Taxes
       ------------
   It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of all taxable income to the Fund's shareholders. Therefore, no Federal income tax provision is required. By qualifying as a "REGULATED INVESTMENT COMPANY" for Federal income tax purposes, the Fund is not subject to Vermont income taxes on net income and net capital gains, if any, that are distributed to the Fund's shareholders. Dividends paid by the Fund to share-holders which qualify as "EXEMPT INTEREST DIVIDENDS" for Federal income tax purposes are also excludable from shareholders' gross income for Vermont state income tax purposes so long as the total assets of the Fund are invested in Vermont Municipal Bonds and Other Municipal Bonds as defined in the prospectus. The Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.

   (D) Distributions to Shareholders
       -----------------------------
   The Fund intends to declare daily and distribute monthly to its shareholders dividends from net investment income and to declare and distribute annually net realized long-term capital gains, if any. Each distribution will be made in shares or, at the option of the shareholder, in cash.

   (E) Use of Estimates
       ----------------
   In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affest the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Purchases and Sales of Securities
    ---------------------------------

Realized gains and losses are recorded on the specific identification method. Costs of purchases and proceeds from sales of securities for the Fund for the six months ended June 30, 1997 aggregated $2,867,020 and $2,971,488, respectively.

(3) Capital Share Transactions
    --------------------------
Transactions in shares of the Fund for the six months ended June 30, 1996 were as follows:
                                                         SHARES         AMOUNT
                                                         -----          ------
Shares sold .......................................      65,686        $654,178
Shares issued in reinvestment of dividends ........      11,004         109,793
Shares redeemed ...................................     (79,814)       (799,044)
                                                         ------        --------
NET DECREASE ......................................      (3,126)       $(35,073)
                                                         ======        ========

(4) Investment Advisory Fee and Other Transactions with Affiliates
    --------------------------------------------------------------
As compensation for its management services, the Fund has agreed to pay Vermont Fund Advisors, Inc. (the "Advisor") a fee computed at the annual rate of .7% (seven-tenths of 1 percent) of average daily net asset value. However, the Advisor may voluntarily waive or refund investment advisory fees payable to it under the Advisory Agreement and assume and pay or otherwise reimburse the Fund for other operating expenses to whatever extent deemed necessary and appropriate. There was no reimbursement made by the Advisor for the six months ended June 30, 1997.

In addition, the Fund has entered into an Administrative Services Agreement with the Advisor. The Agreement provides for a fee computed at a rate of .08% (eight-one hundredths of 1 percent) on the average daily net asset value of the Fund to be paid for administrative services received by the Fund. For the six months ended June 30, 1997, administrative services fees paid by the Fund totaled $2,986.

The president, director and sole shareholder of the Advisor also serves as president and as a director of the Fund. Officers of the Fund receive no compensation directly from the Fund. The directors of the Fund were paid $1,400 in fees for the six months ended June 30, 1997.

(5) Concentration of Credit Risk
    ----------------------------
The Fund invests a substantial portion of its investments in debt obligations issued by the State of Vermont and its political sub-divisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Vermont municipal securities than is a fund that is not concentrated in these issuers to the same extent.